FAIR VALUE (Tables)	12 Months Ended
Dec. 29, 2012
FAIR VALUE [Abstract]
Assets and Liabilities Measured at Fair Value
We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value. Assets and liabilities measured at fair value are as follows:

	December 29, 2012			December 31, 2011
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$62		$62	$99		$99
Mutual funds:
Domestic stock funds	613	-	613	496	-	496
International stock funds	500	-	500	426	-	426
Target funds	145	-	145	119	-	119
Bond funds	140	-	140	106	-	106
Total mutual funds	1,398	-	1,398	1,147	-	1,147
Non-Recurring:
Property, plant and equipment		$1,600	$1,600		$7,196	7,196
Assets at fair value	$1,460	$1,600	$3,060	$1,246	$7,196	$8,442